Digital Assets - Schedule of Digital Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Digital Assets [Line Items]
Total digital assets	$ 5,157,645
HYPE [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	3,143,180
SOL [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	1,025,850
SUI [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	$ 988,615